Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
iDoc
Consist of intangible assets

	December 31,	December 31,
	2023	2022
Goodwill (Business Combination – Note 3)	$—	$95,076
Customer list, net (Business Combination – Note 3)	—	12,000
Ending balance	$—	$107,076